Significant Accounting Policies (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Noncontrolling interest amounts in income, net of tax	$ 7	$ 11	$ 6
Deferred services transition and setup costs	2,402	2,424
Estimated amortization of deferred services transition and setup costs for 2014	812
Estimated amortization of deferred services transition and setup costs for 2015	612
Estimated amortization of deferred transition and setup costs for 2016	400
Estimated amortization of deferred transition and setup costs for 2017	247
Estimated amortization of deferred transition and setup costs thereafter	332
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	89	51
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2014	27
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2015	27
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2016	8
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2017	5
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	22
Marketing and advertising expense:
Advertising and promotional expense	$ 1,294	$ 1,339	$ 1,373
Minimum
Deferred Revenue Arrangement [Line Items]
Product warranty term	1 year
Maximum
Deferred Revenue Arrangement [Line Items]
Product warranty term	3 years